ORGANIZATION AND BUSINESS DESCRIPTION (Details)	12 Months Ended
Dec. 31, 2021
Subsidiary Three [Member]
Name of Entity	Boya Hong Kong
Date of incorporation	May 11, 2011
Place of incorporation	Hong Kong
% of Ownership	100.00%
Subsidiary Five Member
Name of Entity	China Liberal Beijing
Date of incorporation	Aug. 08, 2011
Place of incorporation	Beijing, PRC
% of Ownership	100.00%
Principal Activities	Education service provider
Subsidiary Two [Member]
Name of Entity	China Liberal Fujian
Date of incorporation	Apr. 19, 2021
Place of incorporation	Fuzhou, PRC
% of Ownership	100.00%
Principal Activities	Education service provider
Subsidiary One [Member]
Name of Entity	Yi Xin BVI
Date of incorporation	Oct. 19, 2010
Place of incorporation	BVI
% of Ownership	100.00%
Principal Activities	Investment holding
Subsidiary Four [Member]
Name of Entity	China Liberal
Date of incorporation	Feb. 25, 2019
Place of incorporation	Cayman Islands
% of Ownership	100.00%
Principal Activities	Investment holding